Summary of Significant Accounting Policies (Details)	Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount	$ 8,119,261
Ordinary shares issued (in Shares) | shares	13,740,000
Founder shares (in Shares) | shares	450,000
Federal depository insurance coverage	$ 250,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount	$ 30,212